SUBSEQUENTS EVENTS - Summary of Business Combinations (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2023	[1]	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS		R$ 5,556,457		R$ (597,655)	R$ 90,733
The Body Shop [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss						R$ 92,000
Major business combination [member] | The Body Shop [member]
Disclosure of non-adjusting events after reporting period [line items]
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS	R$ 320,000

[1]	The Natura &Co amounts are refers to gain from the TBS and Aesop sale occurred in 2023..